Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Schedule of reconciliation between the effective income tax rate and the PRC statutory income tax rate

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the Years Ended December 31,
	2017	2018	2019
	%	%	%
PRC Statutory income tax rates	25.0	25.0	25.0
Change in valuation allowance	(17.3)	(37.7)	(15.8)
R&D expenses super-deduction	(2.3)	(20.5)	(3.8)
Non-deductible expenses and non-taxable income incurred	(1.7)	39.9	(2.1)
Difference in EIT rates of certain subsidiaries	(5.8)	(0.1)	(0.3)
Effect of preferential income tax rates	—	(6.5)	(3.1)
Total	(2.1)	(0.1)	(0.1)

Schedule of aggregate amount and per share effect of the tax holidays

The aggregate amount and per share effect of the tax holidays are as follows:

	For the Years Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ (Note 2(d))
Aggregate amount	—	12,877	22,274	3,199
Basic net loss per share effect	—	—	—	—
Diluted net loss per share effect	—	—	—	—

Schedule of significant components of deferred tax assets and liabilities

The following table sets forth the significant components of deferred tax assets and liabilities:

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2(d))
Non-current deferred tax assets:
Accruals and others	4,468	10,485	1,506
Net operating loss carry forwards	1,180,159	1,161,298	166,810
Carryforwards of deductible advertising expenses	9,842	12,237	1,758
Allowance for doubtful accounts	12,957	62,276	8,945
Subtotal	1,207,426	1,246,296	179,019
Less: valuation allowance	(1,207,426)	(1,246,296)	(179,019)
Total non-current deferred tax assets, net	—	—	—

Non-current deferred tax liabilities:
Recognition of intangible assets arising from business combination	(19,855)	(23,658)	(3,398)
Total non-current deferred tax liabilities, net	(19,855)	(23,658)	(3,398)

Schedule of movement of valuation allowance

Movement of valuation allowance

	For the Years Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of the year	1,068,082	1,198,872	1,207,426	173,436
Additions	189,090	128,464	143,227	20,573
Written-off for expiration of net operating losses	(16,421)	(10,584)	(98,818)	(14,194)
Utilization of previously unrecognized tax losses and deductible advertising expenses	(41,879)	(109,326)	(5,539)	(796)
Balance at the end of the year	1,198,872	1,207,426	1,246,296	179,019